FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of deposits from financial obligations [abstract]
Amount of interbank borrowings, overnight funds and borrowings from banks and others due over 12 months	$ 10,952,395	$ 11,436,422
Simultaneous and repo operations	4,179,334	4,491,882
Guaranteed with Investments	$ 8,894,265	$ 9,994,115